Summary of the main accounting policies: Additional information (Details) $ in Thousands, $ in Thousands, shares in Millions				12 Months Ended
	May 25, 2018	May 26, 2017 MXN ($)	May 25, 2017	Dec. 31, 2019 MXN ($) $ / shares shares	Dec. 31, 2018 MXN ($) $ / shares shares	Dec. 31, 2017 MXN ($)	Dec. 31, 2014	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 MXN ($) $ / shares	Oct. 19, 2017
Revenue From Regulated Services
Applicable tax rate				30.00%	30.00%	30.00%	30.00%
Termination benefits expense				$ 1,922	$ 1,595	$ 1,984
Closing foreign exchange rate					18.86			19.65	19.65
Gain (loss) that relates to identifiable assets acquired or liabilities assumed in business combination and is of such size, nature or incidence that disclosure is relevant to understanding combined entity's financial statements						7,029,200
Restricted cash and cash equivalents					$ 47,332			$ 7,358	$ 165,622
Income from continuing operations attributable to owners of parent				$ 5,465,822	$ 4,987,601	$ 5,834,484
Weighted average number of ordinary shares outstanding | shares				300	300
Basic earnings per share | $ / shares				$ 18.22	$ 16.63
Original concession period for operating rights				50 years
Concession period for operating rights				29 years
Airplan
Revenue From Regulated Services
Remaining Proportion of Ownership Interest for 100% Acquisition	7.58%
Proportion of interest acquired										92.42%
Airplan
Revenue From Regulated Services
Proportion of interest in subsidiary	100.00%
Proportion of interest acquired	7.58%
Applicable tax rate				33.00%	33.00%
Closing foreign exchange rate | $ / shares					165.290			173.630	173.630
Original concession period for operating rights				40 years
Concession period for operating rights				13 years
Airplan | Minimum
Revenue From Regulated Services
Original concession period for operating rights				24 years
Aerostar
Revenue From Regulated Services
Proportion of interest in subsidiary		60.00%
Proportion of interest acquired		10.00%
Closing foreign exchange rate | $ / shares					19.65			18.86	18.86
Restricted cash and cash equivalents					$ 2,649				$ 26,849
Original concession period for operating rights				40 years
Concession period for operating rights				34 years
Aerostar
Revenue From Regulated Services
Proportion of interest in joint venture			50.00%
Applicable tax rate				10.00%	10.00%
Restricted cash and cash equivalents		$ 16,989